Segment Information - Assets by Country (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 23,661	$ 6,165
Ireland (country of domicile)
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	62	44
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	14,841	217
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,686	625
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	683	633
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	638	624
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,327	889
Other Europe, MEA and APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,424	$ 3,133